RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2022
Related Party Transactions
RELATED PARTY TRANSACTIONS

12. RELATED PARTY TRANSACTIONS

The following amounts due to related parties are included in trade payables and accrued liabilities (note 8).

	December 31, 2022	December 31, 2021
Directors and Officers of the Company	43,235	26,759
NAN	-	199,145
	43,235	225,904

These amounts are unsecured, non-interest bearing and have no fixed terms of repayment.

(a) Related party transactions

During the year ended December 31, 2022, ThreeD Capital subscribed for a further 1,213,538 common shares of PNRC (1,279,069 shares on a post-RTO and post-consolidation basis), for a further investment of $3,064,582 (US$2,427,076) (2021 - $374,123). As of December 31, 2022, ThreeD Capital beneficially owns 8,662,347 shares (2021 - 7,383,278 shares) in both cases on a post-RTO and post-consolidation basis, constituting approximately 7.5% (2021 – 9.14%) of the issued and outstanding shares of the Company.

Between March 2 and March 3, 2022, PNRC issued promissory notes to its officers and directors as well as its shareholders as below:

Directors and Officers of the Company	35,000
ThreeD Capital	762,180
NAN	1,270,000
2,067,180

Formerly “North American Nickel Inc.

Notes to the Consolidated Financial statements
For the years ended December 31, 2022 and 2021

(Expressed in Canadian dollars)

On April 30, 2022, all amounts owing in respect of the above promissory notes were repaid in full by payment of cash in an amount of $2,018,568, including interest and fees, and by issuing 310,000 PNRC Shares (326,740 shares of the Company on a post-RTO and post-consolidation basis).

(b) Key management personnel is defined as members of the Board of Directors and senior officers.

Key management compensation was related to the following:

	December 31, 2022	December 31, 2021
Management fees	2,418,984	675,001
Due diligence BCL	-	131,600
Corporate and administration expenses	102,884	108,193
Share base payment	4,623,089	1,019,932
	7,144,957	1,934,726